RESTRICTED NET ASSETS - Parent Company's Condensed Balance Sheets (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 6,137,689	$ 6,243,029	$ 6,712,880	$ 96,096
Deferred offering costs	895,567	483,647
Total Current Assets	9,560,597	8,088,144
NON-CURRENT ASSETS:
Total Non-current Assets	499,876	321,482
Total Assets	10,060,473	8,409,626
CURRENT LIABILITIES:
Accrued liabilities and other payables	310,105	187,074
Total Current Liabilities	1,288,651	790,607
Total Liabilities	1,421,760	830,732
EQUITY:
Ordinary shares, $0.001 par value; 50,000,000 shares authorized; 5,000,000 shares issued and outstanding at October 31, 2020 and 2019	5,000	5,000
Additional paid-in capital	7,696,468	7,691,468
Retained earnings	884,076	301,250
Statutory reserve	170,066	118,789
Non-controlling interest	495	474	478	0
Total Equity	8,638,713	7,578,894	$ 7,473,536	$ 718,436
Total Liabilities and Equity	$ 10,060,473	$ 8,409,626
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	5,000,000	5,000,000
Ordinary shares, shares outstanding	5,000,000	5,000,000
Parent Company
CURRENT ASSETS:
Cash and cash equivalents	$ 220
Deferred offering costs	20
Total Current Assets	240
NON-CURRENT ASSETS:
Investment in subsidiaries	8,638,773	$ 7,578,894
Total Non-current Assets	8,638,773	7,578,894
Total Assets	8,639,013	7,578,894
CURRENT LIABILITIES:
Accrued liabilities and other payables	300
Total Current Liabilities	300
Total Liabilities	300
EQUITY:
Ordinary shares, $0.001 par value; 50,000,000 shares authorized; 5,000,000 shares issued and outstanding at October 31, 2020 and 2019	5,000	5,000
Additional paid-in capital	7,696,468	7,691,468
Retained earnings	884,076	301,250
Statutory reserve	170,066	118,789
Accumulated other comprehensive loss	(117,392)	(538,087)
Non-controlling interest	495	474
Total Equity	8,638,713	7,578,894
Total Liabilities and Equity	$ 8,639,013	$ 7,578,894
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	5,000,000	5,000,000
Ordinary shares, shares outstanding	5,000,000	5,000,000